RELATED PARTY TRANSACTIONS - Convertible Note Financing (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Apr. 17, 2026 USD ($)	Feb. 20, 2026 USD ($)	Jan. 09, 2026 USD ($)	Dec. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) D $ / shares	Dec. 31, 2025 USD ($) $ / shares	Jan. 07, 2026 $ / shares	Dec. 31, 2024 $ / shares	Mar. 31, 2023 $ / shares
RELATED PARTY TRANSACTIONS
Common stock par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Proceeds from issuance of convertible note						$ 5,000
Deemed contribution from shareholder as a result of issuance of Convertible notes						757
Subsequent Events
RELATED PARTY TRANSACTIONS
Common stock par value (in dollars per share) | $ / shares							$ 0.0001
ETP Global III | Tranche One
RELATED PARTY TRANSACTIONS
Available-for-sale debt securities					$ 4,240	4,240
Deemed contribution from shareholder as a result of issuance of Convertible notes						760
Related Party | ETP Global III | Convertible Note
RELATED PARTY TRANSACTIONS
Aggregate Principal Amount				$ 20,000	$ 20,000	$ 20,000
Term of loan (in years)					36 months
Interest rate (as a percent)					12.00%	12.00%
Number of consecutive trading days | D					5
Common stock par value (in dollars per share) | $ / shares					$ 0.0001	$ 0.0001
Related Party | ETP Global III | Convertible Note | Maximum
RELATED PARTY TRANSACTIONS
Conversion price | $ / shares					2	2
Related Party | ETP Global III | Convertible Note | Minimum
RELATED PARTY TRANSACTIONS
Conversion price | $ / shares					$ 1	$ 1
Related Party | ETP Global III | Tranche One
RELATED PARTY TRANSACTIONS
Proceeds from issuance of convertible note				$ 5,000
Related Party | ETP Global III | Tranche Two | Subsequent Events
RELATED PARTY TRANSACTIONS
Proceeds from issuance of convertible note			$ 5,000
Related Party | ETP Global III | Tranche Three | Subsequent Events
RELATED PARTY TRANSACTIONS
Proceeds from issuance of convertible note		$ 5,000
Related Party | ETP Global III | Tranche Four | Subsequent Events
RELATED PARTY TRANSACTIONS
Proceeds from issuance of convertible note	$ 5,000